Shareholder Report	6 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Short-Term Government Trust
Entity Central Index Key	0000739594
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000024630
Shareholder Report [Line Items]
Fund Name	Federated Hermes Short-Term Government Fund
Class Name	Institutional Shares
Trading Symbol	FSGVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Short-Term Government Fund (the "Fund") for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
AssetsNet	$ 44,550,372
Holdings Count | Holding	25
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$44,550,372 Number of Investments25 Portfolio Turnover24%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	4.6%
Collateralized Mortgage Obligations	27.0%
U.S. Treasury Securities	67.6%

Effective Maturity Schedule (% of Net Assets)

Value	Value
Greater than 3 Years	27.0%
1-3 Years	57.4%
Less than 1 Year	10.2%

Material Fund Change [Text Block]
C000024631
Shareholder Report [Line Items]
Fund Name	Federated Hermes Short-Term Government Fund
Class Name	Service Shares
Trading Symbol	FSGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Short-Term Government Fund (the "Fund") for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
AssetsNet	$ 44,550,372
Holdings Count | Holding	25
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$44,550,372 Number of Investments25 Portfolio Turnover24%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	4.6%
Collateralized Mortgage Obligations	27.0%
U.S. Treasury Securities	67.6%

Effective Maturity Schedule (% of Net Assets)

Value	Value
Greater than 3 Years	27.0%
1-3 Years	57.4%
Less than 1 Year	10.2%

Material Fund Change [Text Block]